Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Interest Income [Abstract]
Cash and cash equivalents	$ 72,126.2		$ 49,740.0	$ 17,831.3
Financial assets at amortized cost	8,458.2		6,363.7	2,008.6
Financial assets at FVTOCI	6,629.0		4,190.2	2,582.3
Interest income	$ 87,213.4	$ 2,659.8	$ 60,293.9	$ 22,422.2